SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	4,928,329	4,386,234
Weighted average exercise price, beginning balance	$ 6.17	$ 6.58
Number of exercise of warrants	(1,407,787)	(1,330,300)
Number of expiry of warrants	(11,506)
Number of warrants outstanding,ending balance	3,738,724	4,928,329
Weighted average exercise price, ending balance	$ 7.10	$ 6.17
January 2024 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of issuance of warrants		651,062
July 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of issuance of warrants		1,200,000
October 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of issuance of warrants		21,333
January 2025 private placement [member]
IfrsStatementLineItems [Line Items]
Number of issuance of warrants	229,688